Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Pool management fees and commissions	$ (9,813)	$ (10,445)	$ (5,292)
Commercial management fees	(1,870)	(1,236)	(1,117)
Vessel operating expenses	(182,598)	(137,164)	(98,403)
Strategic and administrative service fees	(10,122)	(8,356)	(8,676)
Entities Under Common Control [Member]
Related Party Transaction [Line Items]
Pool management fees and commissions	9,813	10,445	5,292
Commercial management fees	1,870	1,236	1,117
Strategic and administrative service fees	(15,508)	(14,701)	(15,767)
Bareboat charter revenues	0	0	1,156
Entities Under Common Control [Member] | Explorer Spirit [Member]
Related Party Transaction [Line Items]
Bareboat charter revenues			900
Entities Under Common Control [Member] | Navigator Spirit [Member]
Related Party Transaction [Line Items]
Bareboat charter revenues			300
Time-charter [Member]
Related Party Transaction [Line Items]
Revenues	5,404	392	13,728
Time-charter [Member] | Entities Under Common Control [Member]
Related Party Transaction [Line Items]
Revenues	0	4,558	6,572
Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	(9,155)	(7,039)	(5,613)
Technical management fee [Member] | Entities Under Common Control [Member]
Related Party Transaction [Line Items]
Revenues	11,742	10,413	9,798
Vessel operating expenses	0	(430)	(399)
Lay-up Services [Member]
Related Party Transaction [Line Items]
Revenues	302	0	0
LNG terminal services [Member] [Member]
Related Party Transaction [Line Items]
Revenues	70	0	0
Other Income [Member] | Entities Under Common Control [Member]
Related Party Transaction [Line Items]
Revenues	$ 5,482	$ 4,023	$ 3,065